Income from operations - Agreed fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Line Items]
Auditor's remuneration for audit services		€ 14.4	€ 14.6	€ 12.2
Audit-related fees	[1]	2.5	0.8	1.0
Auditor's remuneration		16.9	15.4	13.2
EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		8.8	8.4	7.2
Audit-related fees	[1]	2.0	0.5	0.6
Auditor's remuneration		10.8	8.9	7.8
EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		5.6	6.2	5.0
Audit-related fees	[1]	0.5	0.3	0.4
Auditor's remuneration		6.1	6.5	5.4
Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		11.7	11.8	9.6
Consolidated financial statements [Member] | EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		8.8	8.4	7.2
Consolidated financial statements [Member] | EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.9	3.4	2.4
Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.7	2.8	2.6
Statutory financial statement [Member] | EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.7	2.8	2.6
Divestment [member]
Income from operations [Line Items]
Audit-related fees		1.6
Divestment [member] | EY NL [Member]
Income from operations [Line Items]
Audit-related fees		1.4
Divestment [member] | EY Network [Member]
Income from operations [Line Items]
Audit-related fees		0.2
Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.5	0.4	0.4
Sustainability assurance [Member] | EY NL [Member]
Income from operations [Line Items]
Audit-related fees		0.5	0.4	0.4
Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.4	0.4	0.6
Other services [Member] | EY NL [Member]
Income from operations [Line Items]
Audit-related fees		0.1	0.1	0.2
Other services [Member] | EY Network [Member]
Income from operations [Line Items]
Audit-related fees		€ 0.3	€ 0.3	€ 0.4

[1]	Also known as Assurance fees